Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities and other payables [Abstract]
Accrued professional service fees	$ 105,186	$ 94,041
Accrued technical service fees	188,215
Others	78,767	758
Total	$ 372,168	$ 94,799